Segment Information - Summary of Operating Revenues and Non Current Assets by Geographical Regions (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of geographical areas [Line Items]
Operating revenues	₩ 23,436,050	₩ 23,546,929	₩ 23,164,202
Non-current assets	17,566,464	17,384,554
Domestic [member]
Disclosure of geographical areas [Line Items]
Operating revenues	23,376,218	23,481,703	23,069,579
Non-current assets	17,426,879	17,246,640
Overseas [member]
Disclosure of geographical areas [Line Items]
Operating revenues	59,832	65,226	₩ 94,623
Non-current assets	₩ 139,585	₩ 137,914